Related Party Transactions - Schedule of Net Transfers (Details) - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Related Party Transaction [Line Items]
Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	$ 95,500	$ 127,600			$ 290,100	$ 621,300		$ 119,700
Related Party
Related Party Transaction [Line Items]
Cash pooling and general financing activities	88,800	(241,700)			(199,300)	36,100		(305,200)
Licensing of content	9,700	428,800			540,000	733,300		567,700
Corporate reimbursements	(5,300)	5,900			7,000	13,300		10,800
Corporate expense allocations (excluding allocation of share-based compensation)	2,300	20,200			27,900	22,300		19,300
Funding of purchases of accounts receivables held for collateral	0	(85,600)			(85,500)	(183,700)		(172,900)
Net transfers to (from) Parent per unaudited condensed consolidated statements of cash flows	95,500	127,600			290,100	621,300		119,700
Share-based compensation (including allocation of share-based compensation)	(6,000)	(53,600)			(62,500)	(73,400)		(70,200)
Other non-cash transfer	(33,700)	16,600			11,900	2,500		0
Net transfers to (from) Parent per unaudited condensed consolidated statements of equity (deficit)	$ 55,800	$ 90,600			$ 239,500	$ 550,400		$ 49,500
Entertainment One Film And Television Business [Member] | Related Party
Related Party Transaction [Line Items]
General and administration expenses			$ 299	$ 100			$ 1,008		$ 261